employee future benefits - Plan investment strategies and policies (Details) - Pension plans	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
employee future benefits
Present value-weighted average timing of estimate cash flows for obligations (in years)	11 years 9 months 18 days	11 years 9 months 18 days
Equity | Foreign | Minimum
employee future benefits
Target future allocation	20.00%
Equity | Foreign | Maximum
employee future benefits
Target future allocation	30.00%